Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Income Taxes [Abstract]
Income tax expense	¥ 270	$ 38	¥ 21,544
Unrecognized tax benefits